Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of fixed assets, investments and activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of fixed assets	€ 91	€ 159	€ 52
Gains (losses) on disposal of investments and activities	(1)	74	2,455
Gains (losses) on disposal of fixed assets, investments and activities	€ 90	€ 233	2,507
FiberCo
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of investments and activities			340
Orange Concessions
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of investments and activities			€ 2,124